Quarterly Report
November 30, 2019
MFS®  Global New
Discovery Fund

Portfolio of Investments
11/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 94.9%
Aerospace – 6.4%
CACI International, Inc., “A” (a)	2,783	$666,028
Cubic Corp.	6,878	409,585
FLIR Systems, Inc.	9,190	492,216
L3Harris Technologies, Inc.	2,757	554,405
LISI Group	13,376	473,036
MTU Aero Engines Holding AG	1,363	369,248
Singapore Technologies Engineering Ltd.	114,600	346,054
		$3,310,572
Apparel Manufacturers – 0.7%
Levi Strauss & Co., “A” (l)	22,585	$378,976
Automotive – 6.1%
Copart, Inc. (a)	6,209	$552,601
Hella KGaA Hueck & Co.	5,153	278,062
IAA, Inc. (a)	6,666	302,170
Koito Manufacturing Co. Ltd.	7,500	386,460
LKQ Corp. (a)	15,774	556,507
Plastic Omnium S.A.	6,864	186,481
Stanley Electric Co. Ltd.	11,100	307,277
USS Co. Ltd.	14,800	286,927
Visteon Corp. (a)	3,159	295,461
		$3,151,946
Brokerage & Asset Managers – 1.8%
Euronext N.V.	3,298	$249,070
NASDAQ, Inc.	5,224	547,475
Rathbone Brothers PLC	5,409	149,009
		$945,554
Business Services – 7.0%
AS ONE Corp.	3,400	$292,924
Auto Trader Group PLC	26,372	191,688
Cancom SE	3,390	200,744
Cerved Information Solutions S.p.A.	24,381	242,282
Electrocomponents PLC	35,002	295,884
Endava PLC, ADR (a)	8,871	422,437
EVO Payments, Inc., “A” (a)	8,283	232,504
FleetCor Technologies, Inc. (a)	1,355	415,877
Global Payments, Inc.	5,012	907,673
WNS (Holdings) Ltd., ADR (a)	7,236	456,736
		$3,658,749
Cable TV – 0.5%
Cable One, Inc.	154	$236,390
Chemicals – 1.0%
FMC Corp.	5,192	$508,608
Computer Software – 5.8%
Cadence Design Systems, Inc. (a)	4,080	$286,620
Everbridge, Inc. (a)	5,288	465,027
OBIC Co. Ltd.	7,900	1,048,714
Paylocity Holding Corp. (a)	3,459	423,105
Rakus Co. Ltd.	12,000	223,434
Synopsys, Inc. (a)	1,454	205,072

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Zendesk, Inc. (a)	4,690	$370,510
		$3,022,482
Computer Software - Systems – 4.3%
Amadeus IT Group S.A.	5,926	$472,023
Box, Inc., “A” (a)	7,991	145,756
Linx S.A.	42,900	321,661
Proofpoint, Inc. (a)	2,101	249,368
Square, Inc., “A” (a)	2,851	197,061
SS&C Technologies Holdings, Inc.	10,894	654,185
Tech Mahindra Ltd.	20,667	219,368
		$2,259,422
Construction – 2.5%
Masco Corp.	5,745	$267,430
Mid-America Apartment Communities, Inc., REIT	2,786	379,203
Somfy S.A.	2,615	244,304
Summit Materials, Inc., “A” (a)	16,859	402,424
		$1,293,361
Consumer Products – 0.3%
Dabur India Ltd.	27,396	$175,327
Consumer Services – 3.5%
51job, Inc., ADR (a)	2,771	$217,856
Bright Horizons Family Solutions, Inc. (a)	3,689	555,268
Heian Ceremony Service Co.	26,400	212,011
MakeMyTrip Ltd. (a)	11,717	304,994
OneSpaWorld Holdings Ltd.	18,328	299,296
Peloton Interactive, Inc., “A” (a)	7,197	253,550
		$1,842,975
Containers – 1.2%
Fuji Seal International, Inc.	10,100	$226,536
Gerresheimer AG	2,829	208,041
Mayr-Melnhof Karton AG	1,533	203,344
		$637,921
Electrical Equipment – 5.3%
AMETEK, Inc.	4,151	$410,991
Cembre S.p.A.	14,062	380,331
HD Supply Holdings, Inc. (a)	11,466	456,576
Littlefuse, Inc.	1,797	325,994
Sensata Technologies Holding PLC (a)	7,069	363,983
TE Connectivity Ltd.	5,044	467,629
Voltronic Power Technology Corp.	14,650	337,074
		$2,742,578
Electronics – 1.2%
Entegris, Inc.	4,917	$232,672
Kardex AG	1,399	228,037
Silicon Laboratories, Inc. (a)	1,750	185,378
		$646,087
Entertainment – 1.8%
CTS Eventim AG	7,895	$481,865
Live Nation Entertainment, Inc. (a)	2,673	186,602
Manchester United PLC, “A”	15,230	281,450
		$949,917

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.4%
Bakkafrost P/f	6,892	$462,284
Cranswick PLC	12,072	488,697
S Foods, Inc.	10,700	296,204
		$1,247,185
Forest & Paper Products – 0.5%
Suzano S.A.	26,700	$242,905
Furniture & Appliances – 0.6%
SEB S.A.	2,017	$313,320
Gaming & Lodging – 1.6%
Flutter Entertainment PLC	1,495	$170,153
Shangri-La Asia Ltd.	124,000	128,625
Wyndham Hotels & Resorts, Inc.	9,273	537,185
		$835,963
General Merchandise – 0.6%
Ollie's Bargain Outlet Holdings, Inc. (a)	5,110	$334,194
Insurance – 0.5%
Sony Financial Holdings, Inc.	12,100	$280,791
Internet – 0.9%
Rightmove PLC	58,973	$475,637
Leisure & Toys – 0.3%
Thule Group AB	7,312	$159,246
Machinery & Tools – 3.4%
Aalberts Industries N.V.	7,659	$324,438
Daikin Industries Ltd.	2,000	287,698
IDEX Corp.	1,626	264,615
Ritchie Bros. Auctioneers, Inc.	6,880	295,771
Spirax Sarco Engineering PLC	3,302	381,155
VAT Group AG	1,349	195,201
		$1,748,878
Medical & Health Technology & Services – 3.5%
Charles River Laboratories International, Inc. (a)	3,020	$438,655
ICON PLC (a)	4,136	674,830
Premier, Inc., “A” (a)	9,162	325,617
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	374,545	360,293
		$1,799,395
Medical Equipment – 6.1%
Envista Holdings Corp. (a)(l)	7,375	$207,385
Fukuda Denshi Co. Ltd.	6,100	430,241
Masimo Corp. (a)	2,943	456,371
Nakanishi, Inc.	16,900	335,205
PerkinElmer, Inc.	5,196	482,708
QIAGEN N.V. (a)	8,662	370,734
Quidel Corp. (a)	4,978	341,590
STERIS PLC	3,655	552,417
		$3,176,651
Network & Telecom – 0.7%
Interxion Holding N.V. (a)	4,075	$346,538

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.6%
Core Laboratories N.V. (l)	6,972	$305,374
Other Banks & Diversified Financials – 2.3%
AEON Thana Sinsap Public Co. Ltd.	30,100	$191,751
First Republic Bank	3,061	336,404
Signature Bank	2,484	306,426
Wintrust Financial Corp.	5,603	380,500
		$1,215,081
Printing & Publishing – 0.8%
IHS Markit Ltd. (a)	5,485	$398,485
Railroad & Shipping – 1.0%
DFDS A/S	5,576	$235,303
Kansas City Southern Co.	2,021	308,041
		$543,344
Real Estate – 7.5%
Big Yellow Group PLC, REIT	19,278	$275,512
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	190,514	321,218
Embassy Office Parks, REIT	46,000	284,820
Industrial Logistics Properties Trust, REIT	15,469	334,749
LEG Immobilien AG	3,392	382,852
Multiplan Empreendimentos Imobiliarios S.A.	31,146	212,514
National Storage, REIT	206,385	269,426
STAG Industrial, Inc., REIT	14,601	452,485
STORE Capital Corp., REIT	14,961	609,062
Sun Communities, Inc., REIT	1,300	214,123
Unite Group PLC, REIT	32,030	518,239
		$3,875,000
Restaurants – 1.5%
Performance Food Group Co. (a)	11,167	$525,519
Yum China Holdings, Inc.	5,549	247,041
		$772,560
Special Products & Services – 0.6%
Boyd Group Income Fund, IEU	2,129	$321,746
Specialty Chemicals – 6.5%
Axalta Coating Systems Ltd. (a)	16,518	$470,267
Borregaard ASA	22,362	226,933
Croda International PLC	8,521	548,828
Ferro Corp. (a)	28,697	413,811
Filtrona PLC	76,956	419,225
IMCD Group NV	3,965	329,802
RPM International, Inc.	4,755	350,586
Symrise AG	6,309	611,933
		$3,371,385
Specialty Stores – 2.8%
Burlington Stores, Inc. (a)	1,831	$411,975
Just Eat PLC (a)	25,147	248,678
Takeaway.com N.V. (a)	4,532	407,421
Tractor Supply Co.	4,017	379,365
		$1,447,439
Telecommunications - Wireless – 0.5%
Cellnex Telecom S.A.	5,620	$241,471

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 0.3%
SG Holdings Co. Ltd.	6,700	$160,744
Total Common Stocks		$49,374,197
Preferred Stocks – 0.5%
Specialty Chemicals – 0.5%
Fuchs Petrolub SE	5,607	$242,147
	Strike Price	First Exercise
Rights – 0.0%
Food & Beverages – 0.0%
P/F Bakkafrost (1 share for 1 right) (a)	NOK 500.00	12/19/19	183	$2,338

Investment Companies (h) – 4.6%
Money Market Funds – 4.6%
MFS Institutional Money Market Portfolio, 1.73% (v)	2,413,251	$2,413,493
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (j)	128,855	$128,855

Other Assets, Less Liabilities – (0.2)%		(109,988)
Net Assets – 100.0%		$52,051,042
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,413,493 and $49,747,537, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
NOK	Norwegian Krone
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$24,978,085	$—	$—	$24,978,085
Japan	4,775,166	—	—	4,775,166
United Kingdom	4,696,439	—	—	4,696,439
Germany	3,145,626	—	—	3,145,626
France	1,466,211	—	—	1,466,211
India	1,441,245	—	—	1,441,245
Netherlands	1,408,199	—	—	1,408,199
Ireland	844,983	—	—	844,983
Brazil	777,080	—	—	777,080
Other Countries	5,891,559	194,089	—	6,085,648
Mutual Funds	2,542,348	—	—	2,542,348
Total	$51,966,941	$194,089	$—	$52,161,030
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At November 30, 2019, the value of securities loaned was $275,766. These loans were collateralized by cash of $128,855 and U.S. Treasury Obligations (held by the lending agent) of $156,359.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$502,374	$8,352,820	$6,442,127	$331	$95	$2,413,493
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,708	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2019, are as follows:
United States	52.6%
Japan	9.2%
United Kingdom	9.0%
Germany	6.0%
France	2.8%
India	2.8%
Netherlands	2.7%
Ireland	1.6%
Brazil	1.5%
Other Countries	11.8%